Information About the Plan's Funded Status and Pension Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Change in benefit obligation
Beginning of year	$ (4,831)	$ (4,163)
Service cost	(351)	(357)
Interest cost	(172)	(179)
Plan Amendment	1,113	0
Actuarial gain (loss)	807	(364)
Benefits paid	193	232
End of year	(3,246)	(4,831)
Change in fair value of plan assets
Beginning of year	3,206	2,813
Actual return on plan assets	684	390
Employer contribution	250	235
Benefits paid	(193)	(232)
End of year	3,947	3,206
Funded status at end of year	$ 701	$ (1,626)